Income Taxes - Schedule of Income Tax Expense Comprised of Current State Taxes and Foreign Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 0	$ 0
State	(8,000)	(7,000)
Foreign	0	(1,000)
Total current tax (expense)	(8,000)	(8,000)
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total deferred tax (expense)	0	0
Total tax (expense)	$ (8,000)	$ (8,000)